Stock-based Compensation - Summary of the Incentive Security Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement, Disclosure [Abstract]
Awards Outstanding , Beginning Balance	31,168,684
Awards Outstanding, Converted	(31,168,684)
Awards Outstanding , Ending Balance
Weighted Averaged Exercise Price , Beginning Balance | $ / shares	$ 1.60
Weighted Averaged Exercise Price, Converted | $ / shares	$ 1.39
Aggregate Intrinsic Value | $	$ 16,243